Earnings/(loss) per share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earnings/(loss) per share
9.	Earnings/(loss) per share
The Company calculates basic and diluted earnings per share as follows:

	For the six-month period ended June 30, 2023	For the six-month period ended June 30, 2024
Numerator
Net income/(loss)	388,125	(7,970,332)
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	(20,833)	(379,166)
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares	—	(2,862,000)

Net income/(loss) attributable to common shareholders, basic and diluted	367,292	(11,211,498)

Denominator
Weighted average number of shares outstanding, basic	31,826	2,429,488
Weighted average number of shares outstanding, diluted	74,683	2,429,488

Earnings/ (loss) per share, basic	11.54	(4.61)
Earnings/ (loss) per share, diluted	5.20	(4.61)

As of June 30, 2024, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares of unexercised Class A, Class B2 and Class C2 warrants and non-vested
share awards, calculated with the treasury stock method, as well as the 11,930,327 common shares issuable upon the conversion of the outstanding Series A Preferred Shares calculated with the “if converted” method. As of June 30, 2024, the number of common shares that can potentially be issued under the outstanding warrants are 15,400,339 common shares (Note 8) and the aggregate number of unvested shares were 7,947.
As of June 30, 2023, diluted earnings per share reflects the potential dilution from conversion of outstanding Series A Preferred Shares calculated with the “if converted” method.